Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Sep. 14, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	62,166,673	48,409,621	20,000,000
Ordinary shares - fully paid	$ 36,641,519	$ 31,575,824